Organization and principal activities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended
	Oct. 10, 2011	Jun. 28, 2013	Dec. 31, 2014	Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Term of the exclusive business cooperation agreement	10 years
Term of the exclusive option agreement		10 years
Aggregate accumulated losses			$ 115,775	$ 138,419
Beijing 58 Information Technology Co., Ltd. ("Beijing 58") [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Proceeds from service fee			384
Consolidated VIEs [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Aggregate accumulated losses			$ 77,493